united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2024

Conductor Global Equity Value ETF

CGV

www.conductoretfs.com
1-615-200-0057

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Conductor Global Equity Value ETF
Portfolio Review (Unaudited)
April 30, 2024

The Fund’s performance figures* for the periods ended April 30, 2024, compared to its benchmark:

			Annualized
					Since Inception
	Six Months	One Year	Five Years	Ten Years	12/27/13
Conductor Global Equity Value ETF - NAV	6.81%	(0.08)%	2.77%	4.80%	4.56%
Conductor Global Equity Value ETF - Market Price (a)	6.73%	(0.14)%	N/A	N/A	N/A
MSCI All Country World SMID Value Index (b)	18.50%	12.30%	5.54%	5.35%	5.57%
MSCI All Country World Value Index (c)	17.22%	12.50%	6.42%	5.49%	5.68%

The Fund acquired the assets and liabilities of the predecessor mutual fund, the Conductor Global Equity Value Fund, on August 1, 2022. As a result of the transaction, the Fund adopted the accounting and performance history of its predecessor mutual fund’s Class I shares. Performance results shown prior to August 1, 2022, reflect the performance of the predecessor mutual fund.

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Ironhorse Capital, LLC (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2025 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.25% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. The fee waiver and expense reimbursements are not recoupable by the Advisor. Per the fee table in the Fund’s March 1, 2024 prospectus, the Fund’s total annual operating expense ratio before expense waivers, if any, is 1.57%. For performance information current to the most recent month-end, please call toll-free 1-615-200-0057.

(a)	Prior to August 1, 2022, the Fund operated as an open-end mutual fund. As such, the net asset value at the beginning of the period was used to calculate the total returns.

(b)	Effective October 14, 2022, the Fund’s primary benchmark index was changed from the MSCI All Country World Value Index to the MSCI All Country World Small/Mid Cap (SMID) Value Index because the Adviser determined it is a more appropriate benchmark index given the Fund’s strategy and portfolio holdings. The MSCI All Country World SMID Value Index captures mid and small cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 7,873 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(c)	The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Conductor Global Equity Value ETF
Portfolio Review (Unaudited)(Continued)
April 30, 2024

Portfolio Composition as of April 30, 2024:

Holdings by Industry	% of Net Assets
Retail – Discretionary	11.6%
Metals & Mining	8.5%
Chemicals	7.1%
Oil & Gas Producers	5.6%
Asset Management	5.3%
Commercial Support Services	5.2%
Steel	4.0%
Engineering & Construction	3.7%
Home & Office Products	3.7%
Food	3.4%
Other*	40.5%
Other Assets in Excess of Liabilities – Net	1.4%
100.0%

*	Other represents less than 3.4% weightings in the following industries: Apparel & Textile Products, Automotive, Banking, Biotechnology & Pharmaceuticals, Construction Materials, Consumer Services, Containers & Packaging, Electrical Equipment, Gas & Water Utilities, Health Care Facilities & Services, Home Construction, Industrial Intermediate Products, Insurance, Leisure Facilities & Services, Machinery, Oil & Gas Services & Equipment, Publishing & Broadcasting, Retail - Consumer Staples, Specialty Finance, Technology Hardware, Technology Services, Telecommunications, Tobacco & Cannabis, Transportation & Logistics, and Wholesale - Consumer Staples.

Country Diversification	% of Net Assets
Japan	24.8%
United States	16.2%
Britain	9.4%
Brazil	7.0%
Australia	5.2%
Korea (Republic Of)	5.1%
Sweden	3.8%
Canada	2.9%
Germany	2.6%
Jersey	2.3%
Other^	19.3%
Other Assets in Excess of Liabilities - Net	1.4%
100.0%

^	Other represents less than 2.3% weightings in the following countries: Bermuda, Cayman Islands, Chile, China, Cyprus, France, Indonesia, Israel, Malaysia, Mexico, Netherlands, Spain, Switzerland, Thailand, and Turkey.

Please refer to the Schedule of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7%
	APPAREL & TEXTILE PRODUCTS - 1.0%
13,652	Carter’s, Inc.	$933,933

	ASSET MANAGEMENT - 5.3%
6,390	Affiliated Managers Group, Inc.	997,479
377,875	Ashmore Group PLC	910,750
31,945	DWS Group GmbH & Company KGaA	1,348,222
162,406	Magellan Financial Group Ltd.	922,094
318,754	Man Group PLC	1,022,288
		5,200,833
	AUTOMOTIVE - 1.0%
71,500	FCC Company Ltd.	1,017,382

	BANKING - 1.3%
450,716	Haci Omer Sabanci Holding A/S	1,286,637

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.6%
643,500	Genomma Lab Internacional S.A.B. de C.V., Class B	624,458
74,924	Innoviva, Inc.(a)	1,132,101
52,339	Seegene, Inc.	833,291
		2,589,850
	CHEMICALS - 7.1%
23,016	Covestro A.G.(a)	1,153,026
107,667	Kronos Worldwide, Inc.	1,232,787
303,755	Morgan Advanced Materials PLC	1,187,228
138,400	Nihon Parkerizing Company Ltd.	1,064,333
4,790	Soulbrain Company Ltd.	1,031,576
124,100	Toagosei Company Ltd.	1,248,389
		6,917,339
	COMMERCIAL SUPPORT SERVICES - 5.2%
45,800	Aeon Delight Company Ltd.	1,083,293
177,636	Pagegroup PLC	987,201
22,381	S-1 Corporation	961,656
15,200	Secom Company Ltd.	1,055,850

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 5.2% (Continued)
199,156	SThree PLC	$1,052,512
		5,140,512
	CONSTRUCTION MATERIALS - 1.0%
215,057	Breedon Group PLC	966,390

	CONSUMER SERVICES - 1.0%
30,434	Upbound Group, Inc.	943,758

	CONTAINERS & PACKAGING - 1.0%
98,639	Transcontinental, Inc., Class A	978,688

	ELECTRICAL EQUIPMENT - 2.9%
111,800	Anritsu Corporation	852,396
2,272	dormakaba Holding A.G.	1,209,207
30,092	Signify N.V.	820,856
		2,882,459
	ENGINEERING & CONSTRUCTION - 3.7%
114,624	Bravida Holding A.B.	775,129
161,300	Kandenko Company Ltd.	1,799,289
60,696	Skanska A.B., Class B	1,042,727
		3,617,145
	FOOD - 3.4%
731,000	Health & Happiness H&H International Holdings Ltd.	950,341
247,700	JBS S.A	1,118,624
1,724,500	WH Group Ltd.	1,253,430
		3,322,395
	GAS & WATER UTILITIES - 1.0%
3,898,200	TTW PCL	942,323

	HEALTH CARE FACILITIES & SERVICES - 1.5%
16,217	National HealthCare Corporation	1,473,639

	HOME & OFFICE PRODUCTS - 3.7%
26,410	Coway Company Ltd.	1,055,596

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	HOME & OFFICE PRODUCTS - 3.7% (Continued)
99,200	Okamura Corporation	$1,502,336
14,696	Societe BIC S.A.	1,033,722
		3,591,654
	HOME CONSTRUCTION - 2.1%
372,181	Crest Nicholson Holdings PLC	859,193
700,554	Taylor Wimpey PLC	1,148,028
		2,007,221
	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.3%
1,973,400	Hartalega Holdings Bhd(a)	1,156,303
51,848	SKF A.B., B Shares	1,065,968
4,237,424	Sri Trang Gloves Thailand PCL	1,052,444
		3,274,715
	INSURANCE - 1.0%
65,146	Ambac Financial Group, Inc.(a)	941,360

	LEISURE FACILITIES & SERVICES - 1.9%
172,000	Sankyo Company Ltd.	1,868,303

	MACHINERY - 1.2%
137,900	Yamazen Corporation	1,211,126

	METALS & MINING - 8.5%
151,764	Atalaya Mining PLC	841,058
800,368	Centamin PLC	1,208,703
506,500	China Shenhua Energy Company Ltd., H Shares	2,102,203
655,100	Perseus Mining Ltd.	958,159
1,248,786	Silver Lake Resources Ltd.(a)	1,152,286
67,781	Torex Gold Resources, Inc.(a)	955,113
302,180	Yancoal Australia Ltd.	1,078,683
		8,296,205
	OIL & GAS PRODUCERS - 5.6%
355,700	Enauta Participacoes S.A.	1,871,456
3,319,244	Oil Refineries Ltd.	961,964
346,800	Ultrapar Participacoes S.A.	1,734,468

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	OIL & GAS PRODUCERS - 5.6% (Continued)
40,792	World Kinect Corporation	$958,612
		5,526,500
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
44,100	Atlas Energy Solutions, Inc.	979,461

	PUBLISHING & BROADCASTING - 2.5%
297,560	Atresmedia Corp de Medios de Comunicacion S.A.	1,494,753
1,124,400	ITV PLC	986,597
		2,481,350
	RETAIL - CONSUMER STAPLES - 2.3%
26,000	Ain Holdings, Inc.	984,027
64,800	Arcs Company Ltd.	1,271,841
		2,255,868
	RETAIL - DISCRETIONARY - 11.6%
23,518	Abercrombie & Fitch Company, Class A(a)	2,857,907
25,309,500	Ace Hardware Indonesia Tbk P.T.	1,453,031
63,200	Adastria Company Ltd.	1,376,163
108,100	EDION Corporation	1,116,781
30,366	Ethan Allen Interiors, Inc.	857,536
32,798	Foot Locker, Inc.	683,838
51,400	Komeri Company Ltd.	1,246,272
76,767	Sally Beauty Holdings, Inc.(a)	832,922
19,700	Shimamura Company Ltd.	971,167
		11,395,617
	SPECIALTY FINANCE - 1.0%
27,328	Bread Financial Holdings, Inc.	1,008,676

	STEEL - 3.2%
124,172	Algoma Steel Group, Inc.	948,821
64,264	BlueScope Steel Ltd.	937,891
47,200	Maruichi Steel Tube Ltd.	1,215,352
		3,102,064
	TECHNOLOGY HARDWARE - 2.8%
59,124	Brother Industries Ltd.	1,045,862

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TECHNOLOGY HARDWARE - 2.8% (Continued)
161,975	Telefonaktiebolaget LM Ericsson, B Shares	$822,062
152,800	VTech Holdings Ltd.	883,211
		2,751,135
	TECHNOLOGY SERVICES - 2.3%
9,751	Samsung SDS Company Ltd.	1,117,480
497,762	Serco Group PLC	1,135,329
		2,252,809
	TELECOMMUNICATIONS - 1.3%
374,200	TIM S.A.	1,274,093

	TOBACCO & CANNABIS - 1.3%
46,600	Japan Tobacco, Inc.	1,253,639

	TRANSPORTATION & LOGISTICS - 1.0%
12,947,996	Cia Sud Americana de Vapores S.A.	1,012,502

	WHOLESALE - CONSUMER STAPLES - 1.1%
37,500	Kato Sangyo Company Ltd.	1,087,520

	TOTAL COMMON STOCKS (Cost $86,175,516)	95,785,101

	PREFERRED STOCK — 0.9%
	STEEL — 0.9%
539,000	Usinas Siderurgicas de Minas Gerais S.A Usiminas (Cost $1,032,743)	827,298

	TOTAL INVESTMENTS - 98.6% (Cost $87,208,259)	$96,612,399
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	1,410,903
	NET ASSETS - 100.0%	$98,023,302

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

A.B.	-Aktiebolag

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

Bhd	- Berhad

GmbH	- Gesellschaft mit beschränkter Haftung

KGaA	- Kommanditgesellschaft auf Aktien

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PCL	- Public Company Limited

PLC	- Public Limited Company

S.A.	- Société Anonyme

Tbk P.T.	- Terbuka Perseroan Terbatas

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statement of Assets and Liabilities (Unaudited)
April 30, 2024

ASSETS
Securities, at cost	$87,208,259
Securities, at fair value	$96,612,399
Cash	1,956,245
Foreign currency (cost: $67,822)	67,814
Dividends and interest receivable	758,756
Prepaid expenses and other assets	12,843
TOTAL ASSETS	99,408,057

LIABILITIES
Payable for investments purchased	1,298,638
Investment advisory fees payable	74,351
Accrued expenses and other liabilities	11,766
TOTAL LIABILITIES	1,384,755
NET ASSETS	$98,023,302

NET ASSETS CONSIST OF:
Paid in capital	$95,903,718
Accumulated earnings	2,119,584
NET ASSETS	$98,023,302

Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,706,170
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.72

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2024

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $200,539)	$1,572,594
Interest Income	228,904
TOTAL INVESTMENT INCOME	1,801,498

EXPENSES
Investment advisory fees	657,113
Administrative services fees	49,863
Custodian fees	37,514
Accounting services fees	16,886
Legal fees	15,715
Compliance officer fees	14,649
Audit fees	13,081
Printing and postage expenses	8,274
Trustees fees and expenses	6,713
Transfer agent fees	6,232
Insurance expense	692
Other expenses	5,396
TOTAL EXPENSES	832,128

Less: Fees waived by the Advisor	(175,199)

NET EXPENSES	656,929

NET INVESTMENT INCOME	1,144,569

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	5,705
In-kind redemptions	1,261,230
Foreign currency transactions	(90,407)
Realized gain from investments and foreign currency transactions	1,176,528

Net change in unrealized appreciation/(depreciation) of:
Investments	5,006,455
Foreign currency translations	(11,362)
Net change in unrealized appreciation on investments and foreign currency translations	4,995,093

NET REALIZED AND UNREALIZED GAIN	6,171,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,316,190

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2024	October 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$1,144,569	$4,967,899
Net realized gain/(loss) from investments and foreign currency transactions	1,176,528	(6,612,006)
Net change in unrealized appreciation of investments and foreign currency translations	4,995,093	485,242
Net increase/(decrease) in net assets resulting from operations	7,316,190	(1,158,865)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:	(5,024,860)	(716,501)
Net decrease in net assets resulting from distributions to shareholders	(5,024,860)	(716,501)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	2,965,465	49,481,290
Payments for shares redeemed:	(12,473,978)	(8,311,736)
Transaction Fees	—	39,197
Net increase/(decrease) in net assets from shares of beneficial interest	(9,508,513)	41,208,751

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(7,217,183)	39,333,385

NET ASSETS
Beginning of Year/Period	105,240,485	65,907,100
End of Year/Period	$98,023,302	$105,240,485

SHARE ACTIVITY
Shares Sold	225,000	3,775,000
Shares Redeemed	(950,000)	(625,000)
Net increase/(decrease) in shares of beneficial interest outstanding	(725,000)	3,150,000

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Six Months Ended		Year Ended	Year* Ended		Year Ended	Year Ended		Year Ended
	April 30, 2024		October 31,	October 31,		October 31,	October 31,		October 31,
	(Unaudited)		2023	2022		2021	2020		2019
Net asset value, beginning of year/period	$12.48		$12.48	$13.29		$10.38	$12.32		$13.28
Activity from investment operations:
Net investment income (1)	0.14		0.62	0.23		0.22	0.23		0.27
Net realized and unrealized gain/(loss) on investments	0.72		(0.53)	(0.88)		2.84	(1.99)		0.11
Total from investment operations	0.86		0.09	(0.65)		3.06	(1.76)		0.38
Less distributions from:
Net investment income	(0.62)		(0.09)	(0.16)		(0.13)	(0.16)		(0.24)
Net return of capital	—		—	—		(0.02)	(0.02)		—
Net realized gains	—		—	—		—	—		(1.10)
Total distributions	(0.62)		(0.09)	(0.16)		(0.15)	(0.18)		(1.34)
Paid-in-Capital From Redemption Fees	—		—	—		0.00 (2)	0.00	(2)	—
Net asset value, end of year/period	$12.72		$12.48	$12.48		$13.29	$10.38		$12.32
Market price, end of year/period (3)	$12.74		$12.51	$12.48		$—	$—		$—
Total return (4)	6.81	% (12)	0.71%	(4.96)%		29.53%	(14.27)%		3.59%
Net assets, end of year/period (000’s)	$98,023		$105,240	$65,907		$14,317	$13,288		$27,808
Ratio of gross expenses to average net assets (5)(6)	1.58	% (11)	1.57%	2.06	% (7)	1.77%	2.04	% (8)	1.65%
Ratio of net expenses to average net assets (6)	1.25	% (11)	1.25%	1.60	% (7)	1.25%	1.27	% (8)	1.25%
Ratio of net investment income to average net assets (6)(9)	2.18	% (11)	4.73%	1.79%		1.71%	2.08%		2.23%
Portfolio Turnover Rate (10)	43	% (12)	114%	139%		85%	91%		108%

*	Prior to July 22, 2022, the Fund offered Class A, Class C, Class I and Class Y Shares. On July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y Shares, which became the only remaining Class of shares of the Fund. Effective August 1, 2022, the Fund converted from a Mutual Fund to an ETF. The financial highlights in the above table reflect the performance of Class Y shares of the Mutual Fund for the period prior to August 1, 2022, and the performance of the Fund as an ETF for the period after August 1, 2022.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Amount represents less than $0.005.

(3)	Effective August 1, 2022 the Fund converted from an open-end mutual fund to an ETF. Prior to that, market prices are unavailable.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns prior to August 1, 2022 reflect the returns of the Conductor Global Equity Value Fund. Had the Advisor not waived its fees, the returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Includes extraordinary expenses. If these expenes were excluded the ratio of gross expenses to average net assets would be 1.71% and the ratio of net expenses to average net assets would be 1.25%.

(8)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.02% and the ratio of net expenses to average net assets would be 1.25%.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(11)	Annualized.

(12)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2024

1.	ORGANIZATION

The Conductor Global Equity Value ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide long-term risk-adjusted total return.

Prior to July 22, 2022, the Fund offered Class A, Class C, Class I, and Class Y Shares of the Fund. Effective as of the close of business on July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y Shares of the Fund. Effective August 1, 2022, the Fund converted 4,981,277 shares and $63,961,586 from a Mutual Fund (the “Predecessor Fund”) to an ETF on a one for one basis, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). An allocable portion of the fees and expenses related to the reorganization, in the amount of $92,583, were borne by the Fund. The reorganization did not result in a material change to the investment portfolio.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. The Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Fund’s advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

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Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Apparel & Textile Products	$933,933	$—	$—	$933,933
Asset Management	997,479	4,203,354	—	5,200,833
Automotive	—	1,017,382	—	1,017,382
Banking	—	1,286,637	—	1,286,637
Biotechnology & Pharmaceuticals	1,756,559	833,291	—	2,589,850
Chemicals	1,232,787	5,684,552	—	6,917,339
Commercial Support Services	—	5,140,512	—	5,140,512
Construction Materials	—	966,390	—	966,390
Consumer Services	943,758	—	—	943,758
Containers & Packaging	978,688	—	—	978,688
Electrical Equipment	—	2,882,459	—	2,882,459
Engineering & Construction	—	3,617,145	—	3,617,145
Food	1,118,624	2,203,771	—	3,322,395
Gas & Water Utilities	—	942,323	—	942,323
Health Care Facilities & Services	1,473,639	—	—	1,473,639
Home & Office Products	—	3,591,654	—	3,591,654
Home Construction	—	2,007,221	—	2,007,221
Industrial Intermediate Products	—	3,274,715	—	3,274,715
Insurance	941,360	—	—	941,360
Leisure Facilities & Services	—	1,868,303	—	1,868,303
Machinery	—	1,211,126	—	1,211,126
Metals & Mining	955,113	7,341,092	—	8,296,205
Oil & Gas Producers	4,564,536	961,964	—	5,526,500
Oil & Gas Services & Equipment	979,461	—	—	979,461
Publishing & Broadcasting	—	2,481,350	—	2,481,350
Retail - Consumer Staples	—	2,255,868	—	2,255,868
Retail - Discretionary	5,232,203	6,163,414	—	11,395,617
Specialty Finance	1,008,676	—	—	1,008,676
Steel	948,821	2,153,243	—	3,102,064
Technology Hardware	—	2,751,135	—	2,751,135
Technology Services	—	2,252,809	—	2,252,809
Telecommunications	1,274,093	—	—	1,274,093
Tobacco & Cannabis	—	1,253,639	—	1,253,639
Transportation & Logistics	1,012,502	—	—	1,012,502
Wholesale - Consumer Staples	—	1,087,520	—	1,087,520
Preferred Stock
Steel	827,298	—	—	827,298
Total Investments	$27,179,530	$69,432,869	$—	$96,612,399

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

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April 30, 2024

Certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in the securities being categorized as Level 2.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2020 to October 31, 2022, or expected to be taken in the Fund’s October 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns for three years.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include but are not limited to absence of active market risk, active trading risk, cash positions risk, cash transactions risk, credit risk, currency risk, cybersecurity risk, emerging market risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market risk, market events risk, model risk, new fund risk, portfolio turnover risk, securities lending risk, small-cap and mid-cap securities risk, trading issues risk, underlying funds risk, value investing risk, valuation risk, and volatility risk.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments, including while the Fund is investing for temporary defensive purposes. When the Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Equity Risk – Equity securities including common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a

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April 30, 2024

specific company or industry, or the changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the NYSE (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Foreign (Non-U.S.) Investments Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism) or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

Geographic and Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development, or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Investment Companies and ETFs Risk – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by such investment company. The Fund also will incur brokerage costs when it purchases and sells closed-end funds or ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall

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April 30, 2024

economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment, and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the six months ended April 30, 2024, amounted to $58,618,481 and $41,256,574, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the six months ended April 30, 2024, amounted to $2,129,892 and $9,039,284, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Fund’s investment advisor (the “Advisor”). Under the terms of an Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund incurred advisory fees in the amount of $657,113.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation expenses) so that the total annual operating expenses do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect at least until March 1, 2025. For the six months ended April 30, 2024, the Advisor waived fees or reimbursed expenses in the amount of $175,199 for the Fund. These fee waivers are not recoupable by the Advisor.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets,

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April 30, 2024

pursuant to Rule 12b-1 under the 1940 Act. Beginning August 1, 2022, no distribution or service fees were paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and, prior to August 1, 2022, transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2024, were as follows:

Cost for Federal Tax purposes	$87,514,251
Unrealized Appreciation	$12,489,786
Unrealized Depreciation	(3,391,638)
Tax Net Unrealized Appreciation	$9,098,148

7.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2023 and October 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2023	October 31, 2022
Ordinary Income	$716,501	$753,230
Return of Capital	—	3,354
	$716,501	$756,584

As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$4,420,381	$—	$—	$(8,673,439)	$—	$4,081,312	$(171,746)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2024

The difference between book basis and tax basis accumulated earnings is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies. The table above includes unrealized foreign currency losses of $10,381.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$8,673,439	$—	$8,673,439	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2023 as follows:

Paid In	Accumulated
Capital	Deficit
$1,016,836	$(1,016,836)

8.	FOREIGN TAX CREDIT (Unaudited)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended October 31, 2023 were as follows:

Foreign Taxes Paid	Foreign Source Income
0.06	0.49

9.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended April 30, 2024, the Fund received $12,000 in fixed fees. For the six months ended April 30, 2024, the Fund received $0 in variable fees. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge
Fixed Fee for In-Kind and Cash Purchases	for Cash Purchases
$1,500*	2.00%**

*	Prior to June 16, 2023, the Fixed Fee for in-kind and cash purchases and redemptions of Creation Units of the Fund was $800.

**	As a percentage of the amount invested.

10.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Conductor Global Equity Value ETF
EXPENSE EXAMPLES (Unaudited)
April 30, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below) and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Conductor Global Equity Value ETF and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended April 30, 2024.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account Value	Expenses* Paid During Period	Annualized Expense Ratio
	Value 11/1/2023	4/30/2024	11/1/2023 – 4/30/2024	11/1/2023 – 4/30/2024
Actual	$1,000.00	$1,068.10	$6.43	1.25%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-615-200-0057 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-615-200-0057.

Investment Advisor

IronHorse Capital LLC

3102 West End Avenue, Suite 400

Nashville, TN 37203

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Conductor SAR-24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/8/2024

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 7/8/2024